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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05009

COLORADO BONDSHARES — A TAX EXEMPT FUND

(Exact name of registrant as specified in charter)

1200 17TH STREET, SUITE 850, DENVER, COLORADO     80202-5808

(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.     1200 17TH STREET, SUITE 850, DENVER, COLORADO     80202-5808

(Name and address of agent for service)

Registrant’s telephone number, including area code:	303-572-6990

Date of fiscal year end:	09/30/2005

Date of reporting period:	09/30/2005

Item 1. Reports to Stockholders
Signatures
Presidents & Treasurers Section 302 Certification
Certification

Item 1. Reports to Stockholders

November 23, 2005
Dear Shareholder,
      Attached please find the annual report to shareholders. On pages 2 and 19 you will find a detailed summary of the Fund’s performance for the fiscal year ended September 30, 2005 which again places the Fund among the top performers in the country in the “Single State Intermediate Bond Fund” category. Specifics of the performance are detailed on the “Financial Highlights” page as well as the narrative “Fund Performance” section.
      When you receive your tax information from us in January we will be reporting a small amount of out-of-state income as well as income subject to Alternative Minimum Tax. In addition, we anticipate recording a small amount of taxable income and capital gain income.
      In summary, the Fund distributed $0.48/share in dividends and the share price closed at $9.41, near the top of its trading range for fiscal year 2005. Expenses as a percentage of value were at their lowest point in the 18-year history of the Fund.
      As always, I thank you for your support this year and I offer the availability of our entire staff to answer any questions.

Sincerely,

Fred R. Kelly, Jr.
Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board
of Trustees
Bruce G. Ely, Trustee
James R. Madden, Trustee
Andrew B. Shaffer, President, Secretary, Treasurer and Trustee
Fred R. Kelly, Jr., Portfolio Manager
Investment Adviser

Freedom Funds Management Company
Transfer, Shareholder Servicing, and Dividend Disbursing Agent

Freedom Funds Management Company
Distributor

SMITH HAYES Financial Services Corporation
Custodian of Portfolio Securities

Wells Fargo Investments and Trust, Wells Fargo Bank, N.A.
Independent Registered Public Accounting Firm

Anton Collins Mitchell LLP
Legal Counsel

Kutak Rock LLP
This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

FEDERAL INCOME TAX INFORMATION
(unaudited)

In early 2006, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U. S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

FUND EXPENSES (Unaudited)
      As a shareholder of Colorado BondShares — A Tax-Exempt Fund (the “Fund”), you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•	Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund.
      The following table is intended to help you understand the ongoing costs of investing in the Fund and compare them with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
Actual Fund Expenses
      The first line of the table below provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual return, which includes the effect of Fund expenses. You can estimate the expenses that you paid over the period by using the information below together with the amount you invested. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading “Expenses Paid During Period.”
Hypothetical 5% Return for Comparison Purposes
      The second line of the table below provides information that is intended to help you compare the ongoing costs of investing in the Fund with those of other mutual funds. The hypothetical “Ending Account Value” is based on the actual expense ratio of the Fund and an assumed 5% rate of return per year before expenses. The results do not apply to your investment because the return used is not the Fund’s actual return. This information is useful for making comparisons with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account	Ending Account	Expenses Paid
Colorado BondShares — A Tax-Exempt Fund	Value 03/31/05	Value 09/30/05	During Period

Based on Actual Fund Return	$1,000.00	$1,028.50	$2.95
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,022.10	$2.94
      The expenses shown in this table are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges. If transaction costs were included, your total costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs please see the Fund’s prospectus.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
        Market conditions for tax-exempt bonds during the fiscal year ended September 30, 2005 were somewhat reflective of the prior year. In fiscal year 2005 the Federal Reserve Bank raised the target federal funds rate by two full percentage points, from 1.75% to 3.75%. In this environment, intermediate bonds exhibited a fairly stable pricing trend, while long-term bonds prices went higher.
      For the fiscal year ended September 30, 2005 the Fund experienced a total return of 6.14% at net asset value; the return was comprised of a dividend component of 5.10% and principal appreciation of 1.04%. This year’s performance was once again good enough to rank the Fund as one of the top funds in the country in our performance category of single state intermediate municipal bond funds. According to Morningstar Inc., the Fund ranked as a top-performer in five out of the last ten years (1996, 1999, 2001, 2004 and 2005). The Fund also led all other Colorado municipal bond funds in the three-year, five-year and ten-year total performance category at net asset value with returns of 6.08%, 6.36% and 6.74%, respectively, demonstrating its consistency over a longer time frame. The average annual total returns at the maximum offering price (including sales charges and reinvestment of all dividends and distributions) are 1.10%, 4.36%, 5.33%, 6.22% for the one, three, five and ten-year periods ended September 30, 2005, respectively.
      A key factor which allowed the Fund to outperform competitors was management’s determination to maintain an average duration (time period during which securities are likely to be held by the portfolio) of 4.5 years for the portfolio, which was among the shortest in our peer group. The Fund carried a disproportionately high weighting of short-term bonds in the portfolio, designed to lessen the exposure to market risk in a time when it seemed likely for interest rates to rise. It should be stated that past performance is not necessarily indicative of future performance, but it is one of many important factors to consider when evaluating a potential investment.
      While the strategy of buying short maturities helped to protect principal, it did not maximize the current income stream. Even so, dividends modestly increased to $0.48/share in fiscal year 2005, compared to $0.47/share in fiscal year 2004. It is management’s philosophy that foregoing risky opportunities that may increase income is preferable to potentially incurring losses of principal. Until the risks posed by rising interest rates have abated, management will continue to exercise this methodology. Much of this year’s success may be attributed to longer term holdings being principally invested in non-rated tax-exempt bonds, with coupon rates that exceed average coupons currently available in the market. Non-rated securities are generally subject to greater credit risk than rated issues; but proper analysis by management can effectively mitigate these risks.

PERFORMANCE SUMMARY
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
COLORADO BONDSHARES — A TAX-EXEMPT FUND,(1)
THE LIPPER GENERAL MUNICIPAL DEBT FUND INDEX
AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

(1)	Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated period of time, taking into account the imposition of the sales charge and other fees and assuming the reinvestment of all dividends and distributions. Past performance is not indicative of future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares of the Fund.

(2)	Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund’s performance had been constant over the entire period. Average annual total returns for the one-year, five-year and ten-year periods ended September 30, 2005 are 1.10%, 5.33% and 6.22%, respectively. Average annual total return includes the imposition of the sales charge and assumes the reinvestment of all dividends and distributions. Past performance is not indicative of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares of the Fund.

(3)	Includes reinvestment of dividends and adjustment for the maximum sales charge of 4.75%.

(4)	The Lipper Muni Debt Fund Index is a non-weighted index of the 30 largest funds within the investment objective of the General Municipal Debt. Reflects no deductions for fees, expenses or taxes. Includes reinvestment of dividends but does not reflect any adjustment for sales charge.

(5)	The Lehman Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses or taxes. If this index did pay commissions, expenses or taxes, its returns would be lower. The Fund selected the Lehman Index to compare the returns of the Fund to an appropriate broad-based securities market index. You should note, however, that there are some fundamental differences between the portfolio of securities invested in by the Fund and the securities represented by the Lehman Index. Unlike the Fund which invests primarily in not-rated securities on issues of any size, the Lehman Index only includes securities with a rating of at least “Baa” by Moody’s Investor Services, Inc. from an issue size of no less than $50,000,000. Some of these differences between the portfolio of the Fund and the securities represented by the Lehman Index may cause the performance of the Fund to differ from the performance of the Lehman Index.

CREDIT QUALITY
Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of September 30, 2005
SECTOR BREAKDOWN
Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of September 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors and Shareholders Colorado BondShares — A Tax-Exempt Fund
      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Colorado BondShares — A Tax-Exempt Fund (the “Fund”) as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended September 30, 2003 were audited by other auditors whose report dated October 10, 2003 expressed unqualified opinions thereon.
      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Colorado BondShares — A Tax-Exempt Fund as of September 30, 2005 and the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

ANTON COLLINS MITCHELL LLP
Denver, Colorado
November 21, 2005

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments
September 30, 2005

Face Amount		Market Value

Colorado Municipal Bonds — 82.0%
2,175,000	Antelope Heights Metropolitan District (Town of Parker) G.O. Series 2003, 8.00% due 12/1/2023	$2,394,784
50,000	Arapahoe Water and Sanitation District G.O. Refunding and Improvement Series 1986, 8.50% due 12/1/2005(b)	50,442
950,000	Aurora Multi-Family Housing Revenue (River Falls Project) Series 1999A, 5.70% due 7/1/2029	840,807
306,040	Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series 1994, 6.00% due 12/1/2023(b)	470,653
2,960,000	BNC Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	2,960,000
1,000,000	Beacon Pointe Metropolitan District G.O. Series 2005A, 6.125% due 12/1/2025	985,550
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	681,415
1,295,000	Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995, 8.50% due 11/15/2015(b)	1,321,625
5,095,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	5,270,472
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	2,286,090
1,845,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,845,000
6,555,000	Bromley Park Metropolitan District No. 3 G.O. LTD Tax Exchange Series 2001A & B, 8.00% due 12/1/2019-22	6,828,468
6,000,000	Bromley Park Metropolitan District No. 2 G.O. Series 2002B, 8.00% due 12/1/2022	6,128,760
4,740,000	Bromley Park Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/01/2028	4,824,941
13,395,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 3.50% due 7/1/2032 (h)	13,395,000
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	495,335
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	28,110
565,000	Castle Rock (Town of) LID Series 1988-2D Special Assessment, 9.25%-10.375% due 12/1/2008 (i)	39,550

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
120,000	Central City (City of) Excise Tax Revenue Refunding Series 1996, 6.20%-6.60% due 12/1/2006-11	$113,661
2,150,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017 (b)	2,314,969
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027 (a)(f)(i)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(h)(i)	1,104,584
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)	161,642
3,490,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Liberty Common) Series 1999, 6.95% due 8/15/2019 (b)	3,815,896
10,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Cable Television Center) Series 1999, 2.76% due 10/1/2006(h)	10,000
880,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	918,201
1,185,000	Colorado Educational & Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,191,304
440,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Elbert County) Series 2000, 8.00% due 6/1/2010	438,324
5,410,000	Colorado Educational & Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005, 5.875% due 7/1/2023	5,347,785
2,115,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% due 3/15/2032	2,198,141
5,700,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Colorado Christian University Project), 2.81% due 7/1/2034(h)	5,700,000
785,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Elbert County) Series 2004, 7.375% due 3/1/2035	777,825
3,000,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Denver Art Museum Project), 2.76% due 1/1/2034 (h)	3,000,000
10,955,000	Colorado Housing & Finance Authority Adjustable Rate Class I Series A-1, 2.79% due 10/1/2030 (h)	10,955,000
7,100,000	Colorado Housing & Finance Authority Variable Rate Class I Series A-2, 2.79% due 4/1/2020 (h)	7,100,000
9,500,000	Colorado Housing & Finance Authority Single Family Mortgage Class I Adjustable Rate 2002 Series A-3, 2.79% due 11/1/2021 (h)	9,500,000

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
6,825,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Project Class I Series A-4, 2.79% due 10/1/2030 (h)	$6,825,000
16,065,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Housing Insured Mortgage Revenue 2002 Series AA, 2.79% due 10/1/2030 (h)	16,065,000
5,000,000	Colorado Housing & Finance Authority Adjustable Rate Single Family Mortgage Series B-3, 2.79% due 11/1/2021 (h)	5,000,000
11,740,000	Colorado Housing & Finance Authority Variable Rate Multi-Family Class I Series C4, 2.79% due 10/1/2032 (h)	11,740,000
3,055,000	Colorado School of Mines Development Revenue, 2.91% due 9/1/2026 (h)	3,055,000
2,455,000	Conservatory Metropolitan District G.O. Series 2003, 7.50% due 12/1/2027	2,613,863
3,725,000	Conservatory Metropolitan District G.O. Series 2005, 6.75% due 12/1/2034	3,725,000
1,025,000	Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/15/2017	1,033,610
3,500,000	Cotton Ranch Metropolitan District G.O. LTD Tax Refunding Series 1999A, 8.00% due 12/15/2017 (h)	3,498,495
2,190,000	Cottonwood Water and Sanitation District Refunding Series 1996A, 7.60% due 12/1/2012	2,272,125
1,865,000	Denver (City and County of) Subordinate Multi-Family Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,761,474
3,590,000	Denver (City and County of) Single Family Mortgage Revenue (Metro Mayors Caucus) Series 2001A, 6.30% due 11/1/2032	3,687,684
13,280,000	Denver (City and County of) Special Facilities Airport Revenue (United Airlines Project) Series 1992A, 6.875% due 10/1/2032 (a)	12,123,046
775,000	Denver West Metropolitan District Series 1997B, 5.70% due 12/1/2017	790,368
415,000	Eagle Riverview Affordable Housing Corporation Multi-Family Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	373,529
1,130,000	Eaglebend Affordable Housing Multi-Family Housing Project Series B, 7.40% due 7/1/2021	1,143,775
7,500,000	East Cherry Creek Valley Water and Sanitation District Variable Rate Water Revenue Series 2004, 3.00% due 11/15/2023 (h)	6,000,000
5,000,000	Ebert Metropolitan District Securitization Trust Series S1 — Class A2 Certificates, 2.90% due 12/1/2034 (h)	5,000,000
90,000	El Paso County LID 85-2 Special Assessment Refunding Series 1988, 8.875%-9.00% due 9/1/2000 (a)	9,000
93,931	Equi-Mor Holdings, Inc. Class A Pass-Through Certificates Series 1999A, 7.50% due 4/5/2018	93,931

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A, 8.50% due 12/15/2015 (a)	$124,000
1,900,000	Fronterra Village Metropolitan District G.O. Series 2001, 8.00% due 12/1/2021	1,929,982
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/1/2023	4,641,319
500,000	Galleria Metropolitan District G.O. Series 1999, 7.25% due 12/1/2019(b)	573,570
945,000	Gateway Village GID Subordinate LTD Tax G.O. Series 1999, 7.00% due 6/1/2019 (b)	1,023,104
1,000,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018 (b)	1,064,300
835,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	804,055
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023	5,738,097
735,000	Greatrock North Water and Sanitation District LTD Tax G.O. Series 1998, 8.00% due 12/1/2017	741,960
1,000,000	High Plains Metropolitan District G.O. Series 2005A, 6.125% due 12/1/2025	985,550
190,000	Idledale Colorado Fire Protection District G.O. Series 1993, 5.5%-5.80% due 12/15/2005-07	190,738
195,000	Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009	198,032
755,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	764,505
6,245,000	Maher Ranch Metropolitan District No. 4 (Town of Castle Rock) G.O. LTD Tax Series 2003, 7.80% due 12/1/2027	6,488,118
2,495,000	Moffat County Pollution Control Revenue Tri-State Generation and Transmission Series 1984, 2.84% due 7/1/2010 (h)	2,495,000
260,000	Mount Carbon Metropolitan District Revenue Refunding Series A, 7.00% due 6/1/2043	261,305
2,000,000	Mount Carbon Metropolitan District Revenue Refunding LTD Tax Series B, 7.00% due 6/1/2043	2,010,040
565,000	Mount Carbon Metropolitan District Revenue Refunding Series C, 8.00% due 6/1/2043 (e)	40
1,500,000	Neu Towne Metropolitan District G.O. (Limited Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	1,500,000
1,330,000	North Pines Metropolitan District G.O. LTD Tax Series 2000, 9.00% due 12/1/2020	1,197,000

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
2,800,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	$2,874,256
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 4.9%-8.5% due 12/1/2021 (h)	1,529,128
1,605,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017 (b)	1,726,675
4,455,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due 12/1/2019 (b)	5,125,968
6,075,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021	6,075,000
970,000	Riverdale Peaks II Metropolitan District G.O. (Limited Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025	970,679
1,135,000	Riverdale Peaks II Metropolitan District G.O. (Limited Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035	1,135,783
1,375,000	Routt County LID Special Improvement District Special Assessment #2-1 Series A, 6.50% due 8/1/2024	1,348,683
151,535	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	152,520
336,614	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021 (e)(i)	175,679
367,251	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)	56,924
2,065,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1997, 7.125% due 12/1/2016 (b)	2,261,299
875,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1998, 6.625% due 12/1/2017 (b)	963,672
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	2,000,000
1,360,000	City of Sheridan Colorado G.O. Series 1997A, 7.50% due 12/1/2016	1,418,562
3,510,000	Southlands Metropolitan District No. 1 Unlimited Tax, 6.75%-7.125% due 12/1/2016-2034	3,839,913
1,000,000	Southpark Metropolitan District G.O. Refunding Series 1996, 6.60% due 12/1/2013	1,025,510
1,900,000	Sterling Hills Metropolitan District G.O. LTD Tax Series 1998, 7.75% due 6/1/2018	1,976,779
3,230,000	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2001A, 8.00% due 12/1/2019	3,415,467

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
3,315,000	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2001B, 8.00% due 12/1/2021	$3,567,106
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021	2,273,583
5,285,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,963,750
900,000	Tabernash Meadows Water and Sanitation District G.O. Series 2003, 9.00% due 12/1/2014	675,000
1,645,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1997, 8.00% due 6/1/2017 (b)	1,777,850
930,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1999, 7.50% due 12/1/2018 (b)	998,336
14,010,000	United Water & Sanitation Revenue Refunding & Improvement District Series A, 6.00% due 12/1/2013	14,010,000
10,800,000	United Water & Sanitation Revenue Refunding & Improvement District Series B, 6.00% due 12/1/2012	10,813,176
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	498,215
500,000	Wyndham Hill Metropolitan District No. 2, G.O. LTD Tax Series 2005, 6.25% due 12/1/2025	496,550

	Total Colorado Municipal Bonds (cost $293,865,030)	$302,202,107

Colorado Capital Appreciation and Zero Coupon — 4.0%
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	$265,367
18,890,315	Cottonwood Water and Sanitation District Capital Appreciation Refunding Second Lien, Series 1998A, 8.00% due 12/1/2027(d)	3,767,485
500,000	El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon, 6.10% due 6/15/2008 (d)	457,510
8,005,000	McKay Landing Metropolitan District No. 2 Capital Appreciation Refunding LTD Tax Series B, 7.50% due 12/1/2031	1,872,129

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Capital Appreciation and Zero Coupon — (Continued)
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (d)(i)	$18,132
10,760,000	Silver Peaks Metropolitan District No. 1 Revenue Zero Coupon Series 2003, 8.00% due 12/1/2005-12(d)	8,199,833

	Total Colorado Capital Appreciation and Zero Coupon Bonds (cost $18,370,016)	$14,580,456

Colorado Certificates of Participation — 0.2%
75,000	Arapahoe County Recreation District Refunding Certificates of Participation Series 1996, 5.20% due 12/1/2006	$75,890
600,000	Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due 12/1/2019	612,108

	Total Colorado Certificates of Participation Bonds (cost $602,330)	$687,998

Other Municipal Bonds — 11.4%
3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of Beneficial Ownership, 3.20% due 7/1/2037(h)	$3,740,000
4,954,143	Freddie Mac Multi-Family Variable Rate Certificates Series M001 Class B, 9.75% due 4/1/2037(g)	4,954,143
4,200,000	The Industrial Development Revenue (City of Kansas City, Missouri) Subordinate Senior Housing Revenue (The Residences at West Paseo) Series 2004B, 4.50% due 7/1/2006	4,199,412
525,000	Lisbon (City of) North Dakota Industrial Revenue Series 2002C (Harvest Board LLC), 15.00% due 4/1/2005 (a)	131,250
4,500,000	Lisbon (City of) North Dakota Industrial Revenue Series 2001A (Harvest Board LLC), 15.00% due 4/1/2011 (a)	1,125,000
11,619,000	Revenue Bond Certificate Series Trust 2004 Variable Rate Senior Certificates (Castlegate 1) 3.20% due 1/1/2028 (h)	11,619,000
3,100,000	Revenue Bond Certificate Series Trust 2004 Variable Rate Senior Certificates (Centennial East Apartments) 3.20% due 12/1/2033 (h)	3,100,000
210,000	Sandoval County New Mexico Project Revenue Tournament Soccer Complex Series 1997, 7.50% due 8/15/2006	208,830
7,845,000	Speedway Indiana Multi-Family Economic Development Revenue (Hermitage Apartments Project) Series 2005, 3.20% due 5/1/2031(h)	7,845,000

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments — (Continued)

Face Amount			Market Value

Other Municipal Bonds — (Continued)
1,000,000	The Industrial Development Authority (City of St. Louis, Missouri) Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027		$1,008,720
3,900,000	The Industrial Development Authority (City of St. Louis, Missouri) Subordinate Senior Housing Revenue (Grant School Apartments) Series 2005B, 4.50% due 11/1/2006		3,903,939

	Total Other Municipal Bonds (cost $45,593,143)		$41,835,294

Colorado Taxable Notes — 0%
350,000	Note receivable from Tabernash Meadows, LLC, A Colorado Limited Liability Company, 24.00% due 2/09/2002 (a)		350,000

	Total Colorado Taxable Notes (cost $350,000)		$350,000

	Total investments, at value (cost $358,780,519)	97.6%	$359,655,855
	Other assets net of liabilities	2.4%	8,773,340

	Net assets	100.0%	$368,429,195

(a)	Non-income producing based upon the financial condition of the issuer (see footnote 1 to notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition. At September 30, 2005, the Fund had no such investments.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments — (Continued)

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at September 30, 2005. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,810,539 and a market value of $1,729,127 or less than 1% of net assets, respectively, as of September 30, 2005.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Statement of Assets and Liabilities
September 30, 2005

ASSETS
Investments, at value (cost $358,780,519)	$359,655,855
— see accompanying statement
Cash	937,206
Interest receivable	8,013,374
Shares of beneficial interest sold	936,563

TOTAL ASSETS	369,542,998

LIABILITIES
Payables and other liabilities:
Dividends payable	913,007
Shares of beneficial interest redeemed	52,474
Accrued expenses	148,322

TOTAL LIABILITIES	1,113,803

NET ASSETS, AT VALUE	$368,429,195

COMPOSITION OF NET ASSETS
Paid-in capital	$367,197,281
Distributable earnings	356,578
Net unrealized appreciation of investments (note 3)	875,336

NET ASSETS, AT VALUE	$368,429,195

NET ASSET VALUE AND REDEMPTION VALUE PER SHARE (based on 39,153,646 shares of beneficial interest outstanding at September 30, 2005, unlimited number of no par value shares authorized)	$9.41

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.88

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Statement of Operations
For The Fiscal Year Ended September 30, 2005

INVESTMENT INCOME
Interest	$19,206,774

EXPENSES
Management fees (note 4)	1,695,499
Custodian fees (note 5)	82,363
Legal and auditing fees	22,153
Portfolio pricing fees (note 5)	15,376
Registration fees	4,671
Shareholders’ reports	79,992
Transfer agency expenses (note 4)	73,124
Trustees’ fees	1,199
Other	6,436

Total expenses	1,980,813
Earnings credits on cash balances (note 5)	(97,739)

Net expenses	1,883,074

NET INVESTMENT INCOME	17,323,700

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized net gain on investments	635,219
Change in net unrealized appreciation/depreciation on investments	2,016,338

NET REALIZED AND UNREALIZED GAIN	2,651,557

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,975,257

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Statements of Changes in Net Assets
For The Fiscal Years Ended September 30,

	Year Ended	Year Ended
	September 30,	September 30,
	2005	2004

FROM OPERATIONS:
Net investment income	$17,323,700	$15,005,047
Realized net gain on investments	635,219	18,384
Change in unrealized appreciation/depreciation on investments	2,016,338	2,338,159

Net increase in net assets resulting from operations	19,975,257	17,361,590

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends to shareholders from net investment income	(17,323,700)	(15,005,047)
Realized capital gain and ordinary income	(331,324)	—

Total distributions to shareholders	(17,655,024)	(15,005,047)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	73,843,879	64,410,201
Dividends reinvested	10,441,279	9,017,523
Payments for shares redeemed	(30,826,825)	(30,340,469)

Increase in net assets derived from beneficial interest transactions	53,458,333	43,087,255

Net increase in net assets	55,778,566	45,443,798
NET ASSETS:
Beginning of period	312,650,629	267,206,831

End of period	$368,429,195	$312,650,629

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Financial Highlights

	For Fiscal Years Ended September 30,

	2005	2004	2003	2002	2001

Per Share Operating Data:
Net Asset Value, beginning of period	$9.35	$9.27	$9.33	$9.39	$9.35

Net investment income	0.48	0.47	0.60	0.59	0.68
Net realized and unrealized gain (loss) on investments	0.07	0.08	(0.06)	(0.06)	0.04

Increase from investment operations	0.55	0.55	0.54	0.53	0.72
Dividends from net investment income	(0.48)	(0.47)	(0.60)	(0.59)	(0.68)
Capital gains and ordinary income	(0.01)	0.00	0.00	0.00	0.00

Net increase (decrease) in net asset value	0.06	0.08	(0.06)	(0.06)	0.04

Net Asset Value, end of period	$9.41	$9.35	$9.27	$9.33	$9.39

Total Return, at Net Asset Value(1)	6.14%	6.19%	5.96%	5.90%	7.79%

Ratios / Supplemental Data:
Net investment income	5.10%	5.08%	6.46%	6.77%	7.14%
Total expenses	0.58%	0.63%	0.65%	0.64%	0.66%
Net expenses	0.55%	0.60%	0.61%	0.59%	0.60%
Net assets, end of period (000s)	$368,429	$312,651	$267,207	$201,051	$138,520

Ratios to average net assets:
Portfolio turnover rate(2)	4.40%	2.57%	4.65%	6.03%	7.91%

(1)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period September 30, 2005 were $44,848,062 and $9,526,916, respectively.
See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements

(1)	Summary of Significant Accounting Policies
      Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(a)	Investment Valuation
      The values of most investment securities are determined at their market price using prices quoted by a national independent pricing service approved by the Fund’s Board of Trustees. In cases where a market price is not available from the pricing service, or where the Fund determines that the “market price” so determined is not reflective of the true “fair value” or realizable value of these securities, the securities are valued at “fair value” as determined in good faith by the Fund’s Board of Trustees. In either event, the Fund values the municipal bonds and other securities taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Income Taxes
      The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. As of September 30, 2005, the majority of the Fund’s distributable earnings is attributable to undistributed ordinary income.

(c)	Other / Security Credit Risk
      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements — (Continued)

basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in non-rated securities, which may be subject to a greater degree of credit risk and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $27,840,182 and such bonds have a market value of $14,044,033, or 3.8% of net assets, as of September 30, 2005.

(d)	Uses of Estimates
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Shares of Beneficial Interest
      The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the years ended September 30, were as follows:

	2005		2004

	Shares	Amount	Shares	Amount

Shares sold	7,873,185	$73,843,879	6,906,343	$64,410,201
Dividends reinvested	1,113,420	10,441,279	967,042	9,017,523

	8,986,605	84,285,158	7,873,385	73,427,724
Shares redeemed	(3,286,316)	(30,826,825)	(3,254,089)	(30,340,469)

Net increase in shares outstanding	5,700,289	$53,458,333	4,619,296	$43,087,255

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements — (Continued)

(3)	Unrealized Gains and Losses
      At September 30, 2005, the net unrealized appreciation on investments of $875,336 was comprised of gross appreciation of $11,159,424 and gross depreciation of $10,284,088.

(4)	Management Fees and Other Transactions with Affiliates
      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended September 30, 2005. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)	Earnings Credits on Cash Balances
      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, Wells Fargo Investments and Trust. The earnings credits resulted in offsetting custodian fees of $82,363 and portfolio pricing fees of $15,376 for services provided by Standard and Poor’s, a division of The McGraw-Hill Companies.

Results of Shareholder Special Meeting
      On April 8, 2005, the Fund held a special meeting of the shareholders to elect four trustees to the board of trustees, and to ratify the selection of Anton Collins Mitchell LLP as the Fund’s independent registered public accountants for the fiscal year ended September 30, 2005. The shareholders of the Fund elected to the board of trustees George N. Donnelly, Bruce G. Ely, James R. Madden and Andrew B. Shaffer. None of the trustees elected except for Andrew B. Shaffer are “interested persons” of the Fund as that term is defined in the Investment Company Act of 1940, as amended. The shareholders of the Fund also ratified the selection of Anton Collins Mitchell LLP as the Fund’s independent registered public accountants for the fiscal year ended September 30, 2005. No other business was transacted at the meeting.
      The results of the voting at the meeting are as follows:

Election of Trustees of the Fund

	Total Shares Voted		Total Shares	Total % Voted
Nominee	“For”	Withheld	Voted	“For”

George N. Donnelly	24,048,342.310	222,860.785	24,271,203.095	99.1%
Bruce G. Ely	24,048,432.310	222,860.785	24,271,203.095	99.1%
James R. Madden	24,020,775.617	250,427.478	24,271,203.095	99.0%
Andrew B. Shaffer	23,810,720.310	460,482.785	24,271,203.095	98.1%
Ratification of Independent Registered Public Accountants

Total Shares	Total Shares	Total % Voted	Total Shares	Broker Non-
Voted “For”	Voted “Against”	“For”	Abstained	Votes

23,891,618.079	132,660.724	98.4%	246,924.292	0.00

Proxy Voting Record
      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2005 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.
Quarterly Statement of Investments
      The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at http://sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments to the code of ethics during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver from the code of ethics.

(f)(3) A copy of the registrant’s code of ethics is available upon request and without charge by calling or writing the registrant at 1200 Seventeenth Street, Suite 850, Denver, Colorado 80202, telephone (303) 572-6990 or (800) 572-0069 (outside Denver).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant’s board of directors has determined that the registrant does not have an “audit committee financial expert” serving on its audit committee as the Securities and Exchange Commission defines that term. The board of directors which serves as the audit committee is composed of individuals who, in the aggregate possess experience evaluating audits, understand GAAP, have experience evaluating financial statements and understand internal control over financial reporting and the audit committee function; however no single individual appears to meet all of the independence and the financial training/experience qualifications outlined in the instructions.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     The aggregate fees billed by the registrant’s independent registered public accountants, for professional services in the registrant’s fiscal years ended September 30, 2005 and 2004 are as follows:

	2005	2004
(a) Audit Fees	$33,184	$25,339
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) Other Fees	$0	$0

(e)(1) The Board of Trustees pre-approves all audit and non-audit services to be provided by the registrant’s independent registered public accounting firm.

(e)(2) Not applicable.

(f) Not applicable.

(g) No non-audit fees were billed by the registrant’s accountant for services rendered to the registrant and the registrant’s investment adviser any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended September 30, 2005 and 2004.

(h) The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (as defined in Rule 30(a) 3-(c) under the Investment Company Act of 1940) (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)(i)	President & Treasurer’s Section 302 certification
(b)	Combined Section 906 certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Colorado BondShares A Tax-Exempt Fund

By (Signature and Title)	/s/ Andrew B. Shaffer

Andrew B. Shaffer
President, Secretary and Treasurer

Date:	December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew B. Shaffer

Andrew B. Shaffer,
President, Secretary and Treasurer
(Principal Executive Officer and
Principal Financial Officer)
Date: December 8, 2005